Share-based payment arrangements (Details 5) - KRW (₩) ₩ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Payment Arrangements
Total carrying amount of liabilities for share-based payment	₩ 25,887,338	₩ 21,692	₩ 201,819
Total intrinsic value of liabilities for vested benefits			₩ 58,933